INCOME TAXES	9 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE F - INCOME TAXES

At September 30, 2015 and December 31, 2014, the Company had unused net operating loss carryforwards of approximately $6,500,000 and $6,200,000, respectively, for income tax purposes, which expire between 2027 and 2035. The net operating loss carryforwards may result in future income tax benefits of approximately $2,196,000 and $2,108,000, respectively; however because realization is uncertain at this time, a valuation reserve in the same amount has been established. Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax liabilities and assets at September 30, 2015 and December 31, 2014 are as follows:

	September 30,	December 31,
	2015	2014
Deferred tax liabilities	$-	$-

Deferred tax asset-
Net operating loss carryforward	2,196,000	2,108,000
Valuation allowance	(2,196,000)	(2,108,000)
Net deferred tax asset	$-	$-

The income tax expense (benefit) differs from the amount computed by applying the United States statutory corporate income tax rate as follows:

	September 30,
	2015	2014
U.S statutory income tax rate	34%	34%
Change in valuation allowance of deferred tax assets	(34)%	(34)%
Net deferred tax asset	-%	-%